The Glenmede Fund, Inc.

c/o State Street Bank & Trust Company

100 Summer Street

SUM0703

Boston, MA 02110

October 5, 2018

VIA ELECTRONIC TRANSMISSION

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The Glenmede Fund, Inc. (the “Registrant”)

Registration Nos. 33-22884/811-05577

Ladies and Gentlemen:

Transmitted herewith on behalf of the Registrant is Post-Effective Amendment No. 102 to the Registrant’s Registration Statement on Form N-1A. This filing, made under Rule 485(a)(2), contains the Prospectus and Statement of Additional Information for a new series of The Glenmede Fund, Inc., the Alternative Risk Premia Portfolio.

Please contact the undersigned at (617) 662-1741 in connection with any questions or comments regarding this filing.

Sincerely,

/s/ Bernard Brick
Bernard Brick
Assistant Secretary

Enclosures